Filed with the Securities and Exchange Commission on May 8, 2018
1933 Act Registration File No. 333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	18	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	19	[	X	]

(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 822-7620

Frederick Taylor, President
Wall Street EWM Funds Trust
c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Name and Address of Agent for Service)

Copies of all communications to:

Scott Resnick, Esq.	Mark Amorosi
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
2020 East Financial Way, Suite 100	1601 K Street, NW
Glendora, CA 91741	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This PEA No. 18 hereby incorporates Parts A, B and C from the Fund’s PEA No. 17 on Form N‑1A filed April 27, 2018.  This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 18 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of May, 2018.

By: /s/ Ruth P. Calaman
Ruth P. Calaman
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below on May 8, 2018, by the following persons in the capacities indicated.

Frederick Taylor* Frederick Taylor	Chairman, President and Trustee
Laird I. Grant* Laird I. Grant	Independent Trustee
Katharine L. Plourde * Katharine L. Plourde	Independent Trustee
/s/ Ruth P. Calaman Ruth P. Calaman	Executive Vice President, Secretary and Chief Compliance Officer
Bill Rouse* Bill Rouse	Executive Vice President, Chief Operations Officer and Treasurer
* By: /s/ Ruth P. Calaman
Ruth P. Calaman
*Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 11 to its Registration Statement
on Form N-1A with the SEC on April 28, 2015,
and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE